CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 16,930	$ 16,336
Restricted deposits	23,183	465
Short-term bank deposits	5,557	22,543
Available-for-sale marketable securities	61,012	64,290
Trade receivables (net of allowance for doubtful accounts of $ 1,867 and $ 1,415 at December 31, 2019 and 2018, respectively)	29,008	26,093
Other receivables and prepaid expenses	6,528	3,647
Inventories	10,668	11,345
Total current assets	152,886	144,719
NON-CURRENT ASSETS:
Restricted deposits	10,913	257
Severance pay fund	387	345
Operating lease right-of-use assets	6,368
Deferred taxes	517	281
Other assets	926	600
Property and equipment	8,135	6,249
Intangible assets, net	3,354	4,961
Goodwill	31,683	32,432
Total non-current assets	62,283	45,125
Total assets	215,169	189,844
CURRENT LIABILITIES:
Trade payables	11,676	7,813
Employees and payroll accruals	12,041	7,357
Deferred revenues	36,360	13,855
Short-term operating lease liabilities	3,151
Other payables and accrued expenses	10,214	13,695
Total current liabilities	73,442	42,720
LONG-TERM LIABILITIES:
Deferred revenues	5,262	4,247
Long-term operating lease liabilities	3,820
Accrued severance pay	794	806
Other long-term liability		6,168
Total long-term liabilities	9,876	11,221
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2019 and 2018; Issued: 35,336,728 and 34,712,261 shares at December 31, 2019 and 2018, respectively; Outstanding: 34,520,728 and 33,896,261 shares at December 31, 2019 and 2018, respectively	871	853
Additional paid-in capital	276,112	271,765
Treasury stock at cost - 816,000 shares at December 31, 2019 and 2018.	(3,998)	(3,998)
Accumulated other comprehensive income (loss)	(525)	(767)
Accumulated deficit	(140,609)	(131,950)
Total shareholders' equity	131,851	135,903
Total liabilities and shareholders' equity	$ 215,169	$ 189,844